Pay vs Performance Disclosure - USD ($)	12 Months Ended			13 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Non- PEO Named Executive Officers	Average Compensation Actually Paid to Non- PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
Year	(1)	(2)	(1)	(2)	(3)	(in thousands) (4)
2024	$365,732	$365,732	$233,330	$233,330	$69	$(4,119)
2023	$1,649,567	$1,649,567	$1,011,277	$1,011,277	$79	$(12,147)
2022	$395,622	$367,297	$326,895	$312,733	$84	$(18,645)

(1)

In 2023 from January 1, 2023 until November 20, 2023 and all of 2022, Stephen Jumper was our Chief Executive Officer (“PEO”) and our remaining Named Executive Officers (“NEO’s”) consisted of James Brata and Ray Tobias. Beginning November 20, 2023 until December 31, 2024, Tony Clark was our PEO and our remaining NEO’s were Ray Mays and Ian Shaw. Calculation of compensation for 2023 was done with a weighted average of 89% for Messrs. Jumper, Brata and Tobias and 11% for Messrs. Clark, Mays and Shaw.

(2)	See tables below for adjustments made to the summary compensation totals to calculate the compensation actually paid.
(3)

Assumes $100 invested in our common shares on December 31, 2021, and is calculated based on the difference between the share price of our Common Stock at the end and the beginning of the measurement period, and reinvestment of all dividends.

(4)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Adjustments to Determine Compensation "Actually Paid" for PEO	2024	2023	2022
Reported Weighted Average Summary Compensation Table total for PEO	$365,732	$1,649,567	$395,622
Increase/deduction for Change in Fair Value from Prior Year-end to vesting Date of Awards Granted Prior to year that vested during year	-	-	(28,325)
Total Adjustments	$-	$-	$(28,325)
Weighted Average Compensation Actually paid to PEO	$365,732	$1,649,567	$367,297

Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEO's	2024	2023	2022
Reported Weighted Average Summary Compensation Table total for Non-PEO NEO's	$233,330	$1,011,277	$326,895
Increase/deduction for Change in Fair Value from Prior Year-end to vesting Date of Awards Granted Prior to year that vested during year	-	-	(14,163)
Total Adjustments	$-	$-	$(14,163)
Weighted Average Compensation Actually paid to Non-PEO NEO's	$233,330	$1,011,277	$312,733

Named Executive Officers, Footnote
(1)

In 2023 from January 1, 2023 until November 20, 2023 and all of 2022, Stephen Jumper was our Chief Executive Officer (“PEO”) and our remaining Named Executive Officers (“NEO’s”) consisted of James Brata and Ray Tobias. Beginning November 20, 2023 until December 31, 2024, Tony Clark was our PEO and our remaining NEO’s were Ray Mays and Ian Shaw. Calculation of compensation for 2023 was done with a weighted average of 89% for Messrs. Jumper, Brata and Tobias and 11% for Messrs. Clark, Mays and Shaw.

PEO Total Compensation Amount	$ 365,732	$ 1,649,567	$ 395,622
PEO Actually Paid Compensation Amount	$ 365,732	1,649,567	367,297
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation "Actually Paid" for PEO	2024	2023	2022
Reported Weighted Average Summary Compensation Table total for PEO	$365,732	$1,649,567	$395,622
Increase/deduction for Change in Fair Value from Prior Year-end to vesting Date of Awards Granted Prior to year that vested during year	-	-	(28,325)
Total Adjustments	$-	$-	$(28,325)
Weighted Average Compensation Actually paid to PEO	$365,732	$1,649,567	$367,297

Non-PEO NEO Average Total Compensation Amount	$ 233,330	1,011,277	326,895
Non-PEO NEO Average Compensation Actually Paid Amount	$ 233,330	1,011,277	312,733
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEO's	2024	2023	2022
Reported Weighted Average Summary Compensation Table total for Non-PEO NEO's	$233,330	$1,011,277	$326,895
Increase/deduction for Change in Fair Value from Prior Year-end to vesting Date of Awards Granted Prior to year that vested during year	-	-	(14,163)
Total Adjustments	$-	$-	$(14,163)
Weighted Average Compensation Actually paid to Non-PEO NEO's	$233,330	$1,011,277	$312,733

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 69	79	84
Net Income (Loss)	$ (4,119,000)	$ (12,147,000)	(18,645,000)
PEO Name				Tony Clark
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,325)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,325)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,163)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (14,163)